Retirement Benefit Plans - Total Accumulated Benefit Obligations and Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total accumulated benefit obligations	$ 368.5	$ 356.2
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	1.2	1.2
Foreign [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total accumulated benefit obligations	697.0	641.0
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	26.1	24.8
Plan assets at fair market value	$ 9.3	$ 8.0